Property and equipment, net - Schedule of Property and Equipment, Net (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 49,461	€ 45,797
Property and equipment, net	8,810	8,210
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58,271	54,007
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,151	4,121
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34,799	31,366
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,233	15,478
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 3,088	€ 3,042